SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - JPY (¥)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2022
Product Information [Line Items]
Accounts receivable				¥ 264,100,000
Allowance for accounts receivable	¥ 0	¥ 0
Advance payments	14,413,000	93,513,000
Deferred IPO costs	205,749,000	77,700,000
Research and development costs	49,000,000.0	75,600,000	¥ 40,600,000
Advertising costs	¥ 7,900,000	¥ 10,300,000	¥ 11,200,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 4 Customers [Member]
Product Information [Line Items]
Concentration risk percentage	68.00%	71.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | 5 Customers [Member]
Product Information [Line Items]
Concentration risk percentage			89.00%